Dear Policyowner:

We will not forget the year 2001. The September 11 attacks had a dramatic impact on our country. The human cost alone left most with the feeling that their lives had changed forever. Even before the attacks, many recognized that the economy was slowing and might have expected 2001 to shape up as a challenging year for stock investors. The events of September 11 and their aftermath punctuated this for most of us.

The stock markets did decline significantly in the weeks following the attacks. However, by year end, both the S&P and NASDAQ indexes had rebounded from their post-September 11 lows. The S&P 500 ended the year with a decline of 12% from the prior year end. The NASDAQ was down 21% for the year. Bonds generally outperformed stocks for the second year in a row. While the core stock subaccounts suffered declines in 2001, they performed as should be expected in this kind of market. You will find additional discussion of 2001 results and the outlook for 2002 in the annual reports for each of the underlying funds. We encourage you to read them.

The table below shows the percent change in unit price for each of the subaccounts of the CUNA Mutual Life Variable Account. If you own MEMBERS(R) Variable Universal Life, you should refer to the columns labeled Type I Units in the first section of this booklet. If you own MEMBERS(R) Variable Universal Life II, you should look at the columns labeled Type II Units.

               Percent Change in Unit Value from December 31, 2000
                           through December 31, 2001
------------------------------- -------------- ------------- ----------------------------- ------------- -------------
                                Type I Units     Type II                                   Type I Units    Type II
Subaccount                                        Units      Subaccount                                     Units
------------------------------- -------------- ------------- ----------------------------- ------------- -------------
Money Market                         2.9%           2.9%     Capital Appreciation Stock        (9.9)%       (10.0)%
------------------------------- -------------- ------------- ----------------------------- ------------- -------------
Bond                                 7.3%           7.3%     Mid-Cap Stock                     n/a           10.1%
------------------------------- -------------- ------------- ----------------------------- ------------- -------------
Global Governments                   3.8%           3.8%     Emerging Growth                  (34.1)%       (34.1)%
------------------------------- -------------- ------------- ----------------------------- ------------- -------------
High Income                          n/a            1.0%     International Stock              (23.0)%       (22.9)%
------------------------------- -------------- ------------- ----------------------------- ------------- -------------
Balanced                            (3.9)%         (3.9)%    Developing Markets                n/a           (8.9)%
------------------------------- -------------- ------------- ----------------------------- ------------- -------------
Growth and Income Stock            (11.5)%        (11.5)%
------------------------------- -------------- ------------- ----------------------------- ------------- -------------

The CUNA Mutual Life Variable Account invests in mutual funds. The results shown above reflect the deduction of the separate account level charges. Returns at the subaccount level shown above are slightly lower than at the mutual fund level as a result of these charges.

This booklet is divided into several sections. Each section contains the annual report for a component of MEMBERS(R) Variable Universal Life and MEMBERS(R) Variable Universal Life II. The first section contains the following reports for the CUNA Mutual Life Variable Account:

Statements of Assets and Liabilities.......... page 2           Notes to Financial Statements................. page 10
Statements of Operations...................... page 4           Report of Independent Accountants............. page 16
Statements of Changes in Net Assets........... page 7

The remaining sections of this booklet contain the annual reports and managers' discussions for: (1) the Ultra Series Fund which includes the Mid-Cap Stock Fund (available in MEMBERS VUL II only), Capital Appreciation Stock Fund, Growth and Income Stock Fund, Balanced Fund, Bond Fund and Money Market Fund; (2) the International Stock Portfolio of the T. Rowe Price International Series, Inc.;
(3) the MFS(R) Global Government SeriesSM and the MFS(R) Emerging Growth SeriesSM of the MFS(R) Variable Insurance TrustSM, (4) the Oppenheimer High Income Fund/VA of the Oppenheimer Variable Account Funds (VUL II only); and (5) the Templeton Developing Markets Securities Fund of the Franklin Templeton Variable Insurance Products Trust (VUL II only).

We at CUNA Mutual Life Insurance Company want to take this opportunity to thank you for choosing our variable universal life product to meet your life insurance and long term asset accumulation goals. We appreciate the trust and confidence you place in our company and we thank you for giving us the opportunity to serve you.

Sincerely,

/s/Michael B. Kitchen
Michael B. Kitchen
President and Chief Executive Officer
CUNA Mutual Life Insurance Company


                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2001


                                            Money                         Global            High                         Growth and
                                           Market           Bond        Governments        Income         Balanced      Income Stock
Assets:                                  Subaccount      Subaccount     Subaccount       Subaccount      Subaccount      Subaccount
                                         ----------      ----------     ----------       ----------      ----------      ----------
Investments in Ultra Series Fund:
Money Market Fund,
   9,597,313 shares at net asset value
   of $1.00 per share (cost $9,597,313)  $9,597,313$            --        $     --        $     --      $        --    $        --

Investments in Ultra Series Fund:
Bond Fund,
   674,608 shares at net asset value of
   $10.20 per share (cost $6,920,122)            --      6,878,867              --              --               --             --

Investments in MFS(R)Variable
Insurance TrustSM:
Global Governments Series,
   64,667 shares at net asset value of
   $10.09 per share (cost $656,513)              --             --         652,489              --               --             --

Investments in Oppenheimer
Variable Account Funds:
High Income Fund/VA,
   54,147 shares at net asset value of
   $8.54 per share (cost $483,550)               --             --              --         462,417               --             --

Investments in Ultra Series Fund:
Balanced Fund,
   4,136,313 shares at net asset value of
   $18.42 per share (cost $65,922,819)           --             --              --              --       76,208,351             --

Investments in Ultra Series Fund:
Growth and Income Stock Fund,
   3,253,776 shares at net asset value of
   $28.73 per share (cost $74,708,381)           --             --              --              --               --     93,479,902
                                         ----------     ----------      ----------      ----------       ----------     ----------
     Total assets                         9,597,313      6,878,867         652,489         462,417       76,208,351     93,479,902
                                         ----------     ----------      ----------      ----------       ----------     ----------

Liabilities:
Accrued adverse mortality and
   expense charges                            7,363          5,211             498             348           57,681         70,525
                                         ----------     ----------      ----------      ----------       ----------     ----------
     Total liabilities                        7,363          5,211             498             348           57,681         70,525
                                         ----------     ----------      ----------      ----------       ----------     ----------
     Net assets                          $9,589,950     $6,873,656        $651,991        $462,069      $76,150,670    $93,409,377
                                         ==========     ==========      ==========      ==========       ==========     ==========

Policyowners Equity:
    Net Assets: Type 1                   $3,879,925     $5,782,347        $638,644              --      $71,695,019    $87,752,035
    Outstanding units: Type 1 (note 5)      179,623        181,012          49,765              --        1,469,234      1,209,842
    Net asset value per unit: Type 1         $21.60         $31.94          $12.83              --           $48.80         $72.53
                                         ==========     ==========      ==========      ==========       ==========     ==========

    Net Assets: Type 2                   $5,710,025     $1,091,309         $13,347        $462,069       $4,455,651     $5,657,342
    Outstanding units: Type 2 (note 5)      528,706         94,814           1,237          47,814          446,458        634,943
    Net asset value per unit: Type 2         $10.80         $11.51          $10.79           $9.66            $9.98          $8.91
                                         ==========     ==========      ==========      ==========       ==========     ==========

See accompanying notes to financial statements.


                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                 Statements of Assets and Liabilities, continued
                                December 31, 2001


                                           Capital
                                        Appreciation          Mid-Cap            Emerging          International       Developing
                                            Stock              Stock              Growth               Stock             Markets
Assets:                                  Subaccount         Subaccount          Subaccount          Subaccount         Subaccount
Investments in Ultra Series Fund:
Capital Appreciation Stock Fund,
   2,289,696 shares at net asset value of
   $20.70 per share (cost $43,233,048)   $47,393,640         $       --        $        --          $       --            $     --

Investments in Ultra Series Fund:
Mid-Cap Stock Fund,
   135,879 shares at net asset value of
   $13.94 per share (cost $1,783,997)                         1,894,300                 --                  --                  --

Investments in MFS(R)Variable
Insurance TrustSM:
Emerging Growth Series,
   645,174 shares at net asset value of
   $17.98 per share (cost $15,106,133)            --                 --         11,600,221                  --                  --

Investments in T. Rowe Price
International Series, Inc.:
International Stock Portfolio,
   633,848 shares at net asset value of
   $11.47 per share (cost $9,066,817)             --                 --                 --           7,270,242                  --

Investments in Franklin Templeton
Variable Insurance Products Trust:
Developing Markets Securities,
   21,754 shares at net asset value of
   $4.76 per share (cost $118,141)                --                 --                 --                  --             103,547
                                          ----------         ----------        -----------         -----------          ----------
     Total assets                         47,393,640          1,894,300         11,600,221           7,270,242             103,547
                                          ----------         ----------        -----------         -----------          ----------

Liabilities:
Accrued adverse mortality and
   expense charges                            35,600              1,421              8,721               5,454                  76
                                          ----------         ----------        -----------         -----------          ----------
     Total liabilities                        35,600              1,421              8,721               5,454                  76
                                          ----------         ----------        -----------         -----------          ----------
     Net assets                          $47,358,040         $1,892,879        $11,591,500          $7,264,788            $103,471
                                          ==========         ==========        ===========         ===========          ==========

Policyowners Equity:
    Net Assets: Type 1                   $42,956,905                 --         $9,937,750          $6,638,049                  --
    Outstanding units: Type 1 (note 5)     1,458,730                 --            665,337             565,223                  --
    Net asset value per unit: Type 1          $29.45                 --             $14.94              $11.74                  --
                                          ==========         ==========        ===========         ===========          ==========

    Net Assets: Type 2                    $4,401,135         $1,892,879         $1,653,750            $626,739            $103,471
    Outstanding units: Type 2 (note 5)       455,604            134,692            252,867              88,149              16,016
    Net asset value per unit: Type 2           $9.66             $14.05              $6.54               $7.11               $6.46
                                          ==========         ==========        ===========         ===========          ==========

See accompanying notes to financial statements.


                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                            Statements of Operations
                  Years Ended December 31, 2001, 2000 and 1999


                                                MONEY MARKET SUBACCOUNT                                BOND SUBACCOUNT

Investment income (loss):               2001              2000            1999            2001             2000              1999
                                        ----              ----            ----            ----             ----              ----
  Dividend income                    $311,048          $304,451         $156,541       $331,277          $267,073         $223,032
  Adverse mortality and expense charges
   (note 3)                           (77,525)          (45,966)         (29,935)       (47,906)          (34,525)         (34,792)
                                    ---------         ---------        ---------      ---------         ---------         --------
Net investment income (loss)          233,523           258,485          126,606        283,371           232,548          188,240
                                    ---------         ---------        ---------      ---------         ---------         --------
Realized and unrealized gain (loss )
  on investments:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions received    --                --               --             --                --               57
   Proceeds from sale of securities 5,232,884         9,041,724        4,009,628        292,863           748,321          585,790
   Cost of securities sold         (5,232,884)       (9,041,724)      (4,009,628)      (289,794)         (767,487)        (583,986)
                                    ---------         ---------        ---------      ---------         ---------         --------
Net realized gain (loss) on security
  transactions                             --                --               --          3,069           (19,166)           1,861
  Net change in unrealized appreciation
   or depreciation on investments          --                --               --         50,909            58,875         (197,060)
                                    ---------         ---------        ---------      ---------         ---------         --------
Net gain (loss) on investments             --                --               --         53,978            39,709         (195,199)
                                    ---------         ---------        ---------      ---------         ---------         --------
Net increase (decrease) in net assets
  resulting from operations          $223,523          $258,485         $126,606       $337,349          $272,257          ($6,959)
                                    =========         =========        =========      =========         =========         ========


                                             GLOBAL GOVERNMENTS SUBACCOUNT                        HIGH INCOME SUBACCOUNT

Investment income (loss):               2001              2000            1999            2001             2000              1999*
                                        ----              ----            ----            ----             ----              -----

  Dividend income                     $24,033           $29,675          $35,810        $18,313              $236        $      --
  Adverse mortality and expense
charges (note 3)                       (5,815)           (5,498)          (6,651)        (2,738)             (313)              --
                                    ---------         ---------        ---------      ---------         ---------         --------
Net investment income (loss)           18,218            24,177           29,159         15,575               (77)              --
                                    ---------         ---------        ---------      ---------         ---------         --------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions received     --                --               --             --                --               --
   Proceeds from sale of securities    36,185            72,159          289,685          9,537            47,952               --
   Cost of securities sold            (36,712)          (75,045)        (289,946)        (9,954)          (50,050)              --
                                    ---------         ---------        ---------      ---------         ---------         --------
Net realized gain (loss) on security
 transactions                             (527)           (2,886)            (261)          (417)           (2,098)              --
 Net change in unrealized appreciation
 or depreciation on investments         6,290             3,290          (57,288)       (20,492)             (644)               3
                                    ---------         ---------        ---------      ---------         ---------         --------
Net gain (loss) on investments          5,763               404          (57,549)       (20,909)           (2,742)               3
                                    ---------         ---------        ---------      ---------         ---------         --------
Net increase (decrease) in net assets
resulting from operations             $23,981           $24,581         ($28,390)       ($5,334)          ($2,819)              $3
                                    =========         =========        =========      =========         =========         ========


See accompanying notes to financial statements.

*The data is for the period beginning November 8, 1999 (date of initial activity).


                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       Statements of Operations, continued
                  Years Ended December 31, 2001, 2000 and 1999


                                                   BALANCED SUBACCOUNT                        GROWTH AND INCOME STOCK SUBACCOUNT

Investment income (loss):                  2001            2000            1999             2001           2000              1999
                                           ----            ----            ----             ----           ----              ----
  Dividend income                     $2,282,310      $2,539,793       $1,995,000      $1,026,566      $1,033,586         $916,870
  Adverse mortality and expense charges
   (note 3)                             (687,890)       (709,346)        (675,563)       (863,491)       (944,513)        (870,409)
                                      ----------       ---------        ---------     -----------       ---------       ----------
Net investment income (loss)           1,594,420       1,830,447        1,319,437         163,075          89,073           46,461
                                      ----------       ---------        ---------     -----------       ---------       ----------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions received 3,195,604         422,244        1,743,848       2,480,701         377,334        6,072,033
   Proceeds from sale of securities    4,874,234       8,177,082        6,404,678       6,321,315       6,777,413        4,764,654
   Cost of securities sold            (4,016,614)     (6,052,432)      (4,654,847)     (5,048,877)     (4,340,887)      (2,809,713)
                                      ----------       ---------        ---------     -----------       ---------       ----------
Net realized gain (loss) on security
  transactions                         4,053,224       2,546,894        3,493,679       3,753,139       2,813,860        8,026,974
  Net change in unrealized appreciation
   or depreciation on investments     (8,782,439)     (2,132,200)       4,544,788     (16,082,165)     (3,022,365)       6,432,344
                                      ----------       ---------        ---------     -----------       ---------       ----------
Net gain (loss) on investments        (4,729,215)        414,694        8,038,467     (12,329,026)       (208,505)      14,459,318
                                      ----------       ---------        ---------     -----------       ---------       ----------
Net increase (decrease) in net assets
  resulting from operations           ($3,134,795)     $2,245,141       $9,357,904   ($12,165,951)      ($119,432)     $14,505,779
                                       ==========      =========        =========     ===========       =========       ==========


                                          CAPITAL APPRECIATION STOCK SUBACCOUNT                    MID-CAP STOCK SUBACCOUNT

Investment income (loss):                  2001            2000            1999             2001           2000           1999*
                                           ----            ----            ----             ----           ----           -----
Dividend income                          $47,622         $38,004          $33,412         $13,965            $885             $1
 Adverse mortality and expense charges
(note 3)                                (426,767)       (422,423)        (328,898)        (11,695)         (2,249)            (1)
                                        --------       ---------        ---------        --------         -------         ------
Net investment income (loss)            (379,145)       (384,419)        (295,486)          2,270          (1,364)            --
                                        --------       ---------        ---------        --------         -------         ------
Realized and unrealized gain (loss)
 on investments:
 Realized gain(loss) on security
 transactions:
 Capital gain distributions received   6,652,267         493,012        3,266,215         104,035              77             78
 Proceeds from sale of securities      3,424,992       2,711,862        2,779,984          75,736         102,647             14
 Cost of securities sold              (2,836,420)     (1,774,342)      (1,731,081)        (73,029)        (98,501)           (14)
                                      ---------       ---------        ---------        --------        --------        -------
Net realized gain (loss) on security
 transactions                          7,240,839       1,430,532        4,315,118         106,742           4,223             78
 Net change in unrealized appreciation
 or depreciation on investments      (11,947,338)        428,664        4,111,612          51,296          58,894            113
                                      ----------      ----------       ----------        --------        --------        -------
Net gain (loss) on investments        (4,706,499)      1,859,196        8,426,730         158,038          63,117            191
                                      ----------      ----------       ----------        --------        --------        -------
Net increase (decrease) in net assets
resulting from operations            ($5,085,644)     $1,474,777       $8,131,244        $160,308         $61,753           $191
                                      ==========      ==========       ==========        ========        ========        =======

See accompanying notes to financial statements.

*The data is for the period beginning November 8, 1999 (date of initial activity).


                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       Statements of Operations, continued
                  Years Ended December 31, 2001, 2000 and 1999


                                              EMERGING GROWTH SUBACCOUNT                     INTERNATIONAL STOCK SUBACCOUNT

Investment income (loss):                   2001             2000            1999           2001            2000            1999
                                            ----             ----            ----           ----            ----            ----
Dividend income                        $       --       $       --       $       --      $155,232          $58,791        $30,258
 Adverse mortality and expense charges
(note 3)                                 (109,675)        (156,570)         (81,732)      (70,691)         (84,273)       (58,716)
                                       ----------       ----------       ----------    ----------       ----------      ---------
Net investment income (loss)             (109,675)        (156,570)         (81,732)       84,541          (25,482)       (28,458)
                                       ----------       ----------       ----------    ----------       ----------      ---------
Realized and unrealized gain (loss)
 on investments:
 Realized gain (loss) on security
  transactions:
  Capital gain distributions received     796,024          921,643               --            --          282,195         95,097
  Proceeds from sale of securities        985,395        1,699,368          841,070       621,054          495,284        648,203
  Cost of securities sold              (1,154,366)      (1,096,592)        (590,062)     (714,446)        (337,597)      (619,493)
                                       ----------       ----------       ----------    ----------       ----------      ---------
Net realized gain (loss) on security
 transactions                             627,053        1,524,419          251,008       (93,392)         439,882        123,807
 Net change in unrealized appreciation
 or depreciation on investments        (6,114,073)      (5,430,518)       6,126,859    (2,125,367)      (2,340,401)     1,926,801
                                       ----------       ----------       ----------    ----------       ----------      ---------
Net gain (loss) on investments         (5,487,020)      (3,906,099)       6,377,867    (2,218,759)      (1,900,519)     2,050,608
                                       ----------       ----------       ----------    ----------       ----------      ---------
Net increase (decrease) in net assets
resulting from operations             ($5,596,695)     ($4,062,669)      $6,296,135   ($2,134,218)     ($1,926,001)    $2,022,150
                                       ==========       ==========       ==========    ==========       ==========      =========


                                             DEVELOPING MARKETS SUBACCOUNT

Investment income (loss):              2001              2000             1999*
                                       ----              ----             -----

  Dividend income                       $793               $59         $      --
  Adverse mortality and expense
charges (note 3)                        (835)             (369)               --
                                     -------          --------           -------
Net investment income (loss)             (42)             (310)               --
                                     -------          --------           -------
Realized and unrealized gain (loss)
 on investments:
 Realized gain (loss) on security
  transactions:
 Capital gain distributions received      --                --                --
 Proceeds from sale of securities     15,875            42,680                --
 Cost of securities sold             (18,420)          (51,281)               --
                                     -------          --------           -------
Net realized gain (loss) on security
transactions                          (2,545)           (8,601)               --
Net change in unrealized appreciation
or depreciation on investments        (5,977)           (8,672)               55
                                     -------          --------           -------
Net gain (loss) on investments        (8,522)          (17,273)               55
                                     -------          --------           -------
Net increase (decrease) in net assets
resulting from operations            ($8,564)         ($17,583)              $55
                                     =======          ========           =======

See accompanying notes to financial statements.

*The data is for the period beginning November 8, 1999 (date of initial activity).


                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                       Statements of Changes in Net Assets
                  Years Ended December 31, 2001, 2000 and 1999


                                                MONEY MARKET SUBACCOUNT                                BOND SUBACCOUNT

Operations:                            2001              2000             1999             2001             2000              1999
                                       ----              ----             ----             ----             ----              ----
  Net investment income (loss)      $233,523          $258,485          $126,606        $283,371          $232,548         $188,240
  Net realized gain (loss) on
   security transactions                  --                --                --           3,069           (19,166)           1,861
  Net change in unrealized appreciation
   or depreciation on investments         --                --                --          50,909            58,875         (197,060)
                                  ----------        ----------        ----------      ----------        ----------       ----------
   Change in net assets from
    operations                       233,523           258,485           126,606         337,349           272,257           (6,959)
                                  ----------        ----------        ----------      ----------        ----------       ----------
Capital unit transactions (note 5):
Proceeds from sale of units        7,934,208        13,577,729         5,200,600       3,056,233           984,884        1,186,455
  Cost of units repurchased       (5,897,540)      (10,928,652)       (4,530,276)       (694,152)         (960,704)        (918,722)
                                  ----------        ----------        ----------      ----------        ----------       ----------
   Change in net assets from capital
    unit transactions              2,036,668         2,649,077           670,324       2,362,081            24,180          267,733
                                  ----------        ----------        ----------      ----------        ----------       ----------
Increase (decrease) in net assets  2,270,191         2,907,562           796,930       2,699,430           296,437          260,774
Net assets:
  Beginning of period              7,319,759         4,412,197         3,615,267       4,174,226         3,877,789        3,617,015
                                  ----------        ----------        ----------      ----------        ----------       ----------
  End of period                   $9,589,950        $7,319,759        $4,412,197      $6,873,656        $4,174,226       $3,877,789
                                  ==========        ==========        ==========      ==========        ==========       ==========


                                             GLOBAL GOVERNMENTS SUBACCOUNT                         HIGH INCOME SUBACCOUNT

Operations:                            2001              2000             1999             2001             2000              1999*
                                       ----              ----             ----             ----             ----              -----

  Net investment income (loss)       $18,218           $24,177           $29,159         $15,575              ($77)        $     --
  Net realized gain (loss) on
   security transactions                (527)           (2,886)             (261)           (417)           (2,098)              --
  Net change in unrealized appreciation
   or depreciation on investments      6,290             3,290           (57,288)        (20,492)             (644)               3
                                  ----------        ----------        ----------       ---------         ---------        ---------
   Change in net assets from
    operations                        23,981            24,581           (28,390)         (5,334)           (2,819)               3
                                  ----------        ----------        ----------       ---------         ---------        ---------
Capital unit transactions (note 5):
  Proceeds from sale of units         52,886            83,247           222,897         400,558           110,501            1,075
  Cost of units repurchased          (54,448)          (97,296)         (312,920)        (35,477)           (6,436)              (2)
                                  ----------        ----------        ----------       ---------         ---------        ---------
   Change in net assets from capital
    unit transactions                 (1,562)          (14,049)          (90,023)        365,081           104,065            1,073
                                  ----------        ----------        ----------       ---------         ---------        ---------
Increase (decrease) in net assets     22,419            10,532          (118,413)        359,747           101,246            1,076
Net assets:
  Beginning of period                629,572           619,040           737,453         102,322             1,076               --
                                  ----------        ----------        ----------       ---------         ---------        ---------
  End of period                     $651,991          $629,572          $619,040        $462,069          $102,322           $1,076
                                  ==========        ==========        ==========       =========         =========        =========

See accompanying notes to financial statements.

*The data is for the period beginning November 8, 1999 (date of initial activity).


                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                 Statements of Changes in Net Assets, continued
                  Years Ended December 31, 2001, 2000 and 1999


                                                  BALANCED SUBACCOUNT                        GROWTH AND INCOME STOCK SUBACCOUNT

Operations:                             2001              2000             1999            2001             2000              1999
                                        ----              ----             ----            ----             ----              ----
  Net investment income (loss)     $1,594,420        $1,830,447        $1,319,437       $163,075           $89,073          $46,461
  Net realized gain (loss) on
   security transactions            4,053,224         2,546,894         3,493,679      3,753,139         2,813,860        8,026,974
  Net change in unrealized appreciation
   or depreciation on investments  (8,782,439)       (2,132,200)        4,544,788    (16,082,165)       (3,022,365)       6,432,344
                                   ----------        ----------        ----------     ----------       -----------      -----------
   Change in net assets from
    operations                     (3,134,795)        2,245,141         9,357,904    (12,165,951)         (119,432)      14,505,779
                                   ----------        ----------        ----------     ----------       -----------      -----------

Capital unit transactions (note 5):
  Proceeds from sale of units      10,274,621        12,269,234        14,839,213     15,181,265        17,856,770       17,312,510
  Cost of units repurchased       (10,240,697)      (14,010,392)      (14,209,808)   (14,504,944)      (15,159,431)     (14,188,868)
                                   ----------        ----------        ----------     ----------       -----------      -----------
   Change in net assets from capital
    unit transactions                  33,924        (1,741,158)          629,405        676,321         2,697,339        3,123,642
                                   ----------        ----------        ----------     ----------       -----------      -----------
Increase (decrease) in net assets  (3,100,871)          503,983         9,987,309    (11,489,630)        2,577,907       17,629,421
Net assets:
  Beginning of period              79,251,541        78,747,558        68,760,249    104,899,007       102,321,100       84,691,679
                                   ----------        ----------        ----------     ----------       -----------      -----------
  End of period                   $76,150,670       $79,251,541       $78,747,558    $93,409,377      $104,899,007     $102,321,100
                                   ==========        ==========        ==========     ==========       ===========      ===========


                                             CAPITAL APPRECIATION SUBACCOUNT                      MID-CAP STOCK SUBACCOUNT

Operations:                             2001              2000             1999            2001             2000              1999*
                                        ----              ----             ----            ----             ----              -----

  Net investment income (loss)      ($379,145)        ($384,419)        ($295,486)        $2,270           ($1,364)        $     --
  Net realized gain (loss) on
   security transactions            7,240,839         1,430,532         4,315,118        106,742             4,223               78
  Net change in unrealized appreciation
   or depreciation on investments (11,947,338)          428,664         4,111,612         51,296            58,894              113
                                  -----------       -----------       -----------     ----------        ----------         --------
   Change in net assets from
    operations                     (5,085,644)        1,474,777         8,131,244        160,308            61,753              191
                                  -----------       -----------       -----------     ----------        ----------         --------
Capital unit transactions (note 5 ):
  Proceeds from sale of units      10,206,096        13,180,893         7,912,873      1,419,913           704,374            4,450
  Cost of units repurchased        (7,447,500)       (7,182,551)       (6,897,886)      (405,323)          (52,707)             (80)
                                  -----------       -----------       -----------     ----------        ----------         --------
   Change in net assets from capital
    unit transactions               2,758,596         5,998,342         1,014,987      1,014,590           651,667            4,370
                                  -----------       -----------       -----------     ----------        ----------         --------
Increase (decrease) in net assets  (2,327,048)        7,473,119         9,146,231      1,174,898           713,420            4,561
Net assets:
  Beginning of period              49,685,088        42,211,969        33,065,738        717,981             4,561               --
                                  -----------       -----------       -----------     ----------        ----------         --------
  End of period                   $47,358,040       $49,685,088       $42,211,969     $1,892,879          $717,981           $4,561
                                  ===========       ===========       ===========     ==========        ==========         ========

See accompanying notes to financial statements.

*The data is for the period beginning November 8, 1999 (date of initial activity).


                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                 Statements of Changes in Net Assets, continued
                  Years Ended December 31, 2001, 2000 and 1999


                                              EMERGING GROWTH SUBACCOUNT                       INTERNATIONAL STOCK SUBACCOUNT

Operations:                            2001              2000             1999             2001             2000              1999
                                       ----              ----             ----             ----             ----              ----
  Net investment income (loss)     ($109,675)        ($156,570)         ($81,732)        $84,541          ($25,482)        ($28,458)
  Net realized gain (loss) on
   security transactions             627,053         1,524,419           251,008         (93,392)          439,882          123,807
  Net change in unrealized appreciation
   or depreciation on investments (6,114,073)       (5,430,518)        6,126,859      (2,125,367)       (2,340,401)       1,926,801
                                  ----------        ----------        ----------       ---------         ---------        ---------
   Change in net assets from
    operations                    (5,596,695)       (4,062,669)        6,296,135      (2,134,218)       (1,926,001)       2,022,150
                                  ----------        ----------        ----------       ---------         ---------        ---------
Capital unit transactions (note 5):
  Proceeds from sale of units      3,396,467         8,397,598         3,957,172       1,619,733         4,215,595        1,876,821
  Cost of units repurchased       (2,342,514)       (3,466,245)       (2,023,998)     (1,431,018)       (1,439,807)      (1,361,528)
                                  ----------        ----------        ----------       ---------         ---------        ---------
   Change in net assets from capital
    unit transactions              1,053,953         4,931,353         1,933,174         188,715         2,775,788          515,293
                                  ----------        ----------        ----------       ---------         ---------        ---------
Increase (decrease) in net assets (4,542,742)          868,684         8,229,309      (1,945,503)          849,787        2,537,443
Net assets:
  Beginning of period             16,134,242        15,265,558         7,036,249       9,210,291         8,360,504        5,823,061
                                  ----------         ---------        ----------       ---------         ---------        ---------
  End of period                  $11,591,500       $16,134,242       $15,265,558      $7,264,788        $9,210,291       $8,360,504
                                  ==========        ==========        ==========       =========         =========        =========


                                             DEVELOPING MARKETS SUBACCOUNT

Operations:                            2001             2000           1999*
                                       ----             ----           -----

  Net investment income (loss)          ($42)           ($310)       $     --
  Net realized gain (loss) on
   security transactions              (2,545)          (8,601)             --
  Net change in unrealized appreciation
   or depreciation on investments     (5,977)          (8,672)             55
                                   ---------         --------         -------
   Change in net assets from
    operations                        (8,564)         (17,583)             55
                                   ---------         --------         -------
Capital unit transactions (note 5):
  Proceeds from sale of units         64,242          112,278           1,189
  Cost of units repurchased          (32,614)         (15,526)             (6)
                                   ---------         --------         -------
   Change in net assets from capital
    unit transactions                 31,628           96,752           1,183
                                   ---------         --------         -------
Increase (decrease) in net assets     23,064           79,169           1,238
Net assets:
  Beginning of period                 80,407            1,238              --
                                   ---------         --------         -------
  End of period                     $103,471          $80,407          $1,238
                                   =========         ========         =======

See accompanying notes to financial statements.

*The data is for the period beginning November 8, 1999 (date of initial activity).

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                          Notes to Financial Statements

(1)  Organization

     The CUNA Mutual Life Variable Account (the Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission (SEC). The Account was established as a separate investment account within CUNA Mutual Life Insurance Company to receive and invest net premiums paid under flexible premium variable life insurance policies.

     Although the assets of the Account are the property of CUNA Mutual Life Insurance Company, those assets attributable to the policies are not chargeable with liabilities arising out of any other business which CUNA Mutual Life Insurance Company may conduct.

     The net assets maintained in the Account attributable to the policies provide the base for the periodic determination of the increased or decreased benefits under the policies. The net assets may not be less than the amount required under state insurance law to provide certain death benefits and other policy benefits. Additional assets are held in CUNA Mutual Life Insurance Company's general account to cover death benefits in excess of the accumulated value.

(2)  Significant Accounting Policies

     Investments

     The Account currently is divided into eleven subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund. (The term fund is used to mean an investment portfolio sometimes called a series, i.e., Ultra Series Fund (Class Z shares), T. Rowe Price International Series, Inc., MFS(R) Variable Insurance TrustSM, Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products Trust, or any other open-end management investment company or unit investment trust in which a subaccount invests.) The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

     The Account invests in shares of Ultra Series Fund, T. Rowe Price International Series, Inc., MFS(R) Variable Insurance TrustSM, Oppenheimer Variable Account Funds, and Franklin Templeton Variable Insurance Products Trust. Each is a management investment company of the series type with one or more funds. Each is registered with the SEC as an open-end management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their funds by the SEC.

     Ultra Series Fund currently has six funds available as investment options under the policies. T. Rowe Price International Series, Inc., Oppenheimer Variable Account Funds and Franklin Templeton Variable Insurance Products Trust have one fund available as an investment option and MFS(R) Variable Insurance TrustSM has two funds available as an investment option. Ultra Series Fund, T. Rowe Price International Series, Inc., MFS(R) Variable Insurance TrustSM, Oppenheimer Variable Account Funds and Franklin Templeton Variable Insurance Products Trust also have other funds that are not available under the policies. These fund companies may, in the future, create additional funds that may or may not be available as investment options under the policies. Each fund has its own investment objectives and the income, gains, and losses for each fund are determined separately for that fund.

     MEMBERS Capital Advisors, Inc. serves as the investment adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. CUNA Mutual Life Insurance Company owns one half of MEMBERS Capital Advisors' outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society.

     T. Rowe Price International, Inc. serves as the investment adviser to the International Stock Portfolio and manages its assets in accordance with general policies and guidelines established by the board of directors of T. Rowe Price International Series, Inc.

     Massachusetts Financial Services Company (MFS) serves as the investment adviser to the MFS Global Governments Series and Emerging Growth Series and manages their assets in accordance with general policies and guidelines established by the board of trustees of MFS(R) Variable Insurance TrustSM.

     OppenheimerFunds, Inc. serves as the investment adviser to the Oppenheimer High Income Fund/VA and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Oppenheimer Variable Account Funds.

     Templeton Asset Management Ltd. serves as the investment adviser to the Templeton Developing Markets Securities Fund and manages its assets and makes its investments decisions.

     The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share, without sales charge. Dividends and capital gain distributions from each fund are reinvested in that fund. Investments in shares of the funds are stated at market value which is the net asset value per share as determined by the funds. Realized gains and losses from security transactions are reported on an average cost basis. Dividend income is recorded on the ex-dividend date.

     Federal Income Taxes

     The operations of the Account form a part of the operations of CUNA Mutual Life Insurance Company and are not taxed separately. CUNA Mutual Life Insurance Company does not initially expect to incur any income tax upon the earnings or the realized capital gains attributable to the Account. Accordingly, no charge for income tax is currently being made to the Account. If such taxes are incurred by CUNA Mutual Life Insurance Company in the future, a charge to the Account may be assessed.

     Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.


(3)  Fees and Charges

     Policy Charges

     In addition to charges for state taxes, which reduce premiums prior to the allocation of net premiums to the subaccounts of the Account, the following charges may be deducted by CUNA Mutual Life Insurance Company by redeeming an appropriate number of units for each policy.

     Administrative Fee: CUNA Mutual Life Insurance Company will have primary responsibility for the administration of the Account and the policies issued. As reimbursement for these expenses, CUNA Mutual Life Insurance Company may assess each policy a monthly administrative fee. For additional detail, see schedule of expenses and charges in the prospectus.

     Deferred Contingent Sales and Administrative Charges: The sales and administrative expenses incurred when a policy is issued are deferred (Deferred Charges) until the policy is surrendered. Such charges are not collected at all if the policy is held for nine years, or if the insured dies during that period. In no instance will the charge exceed 30 percent of the lesser of premiums paid or the Guideline Annual Premium (as defined under the Investment Company Act of 1940) of the policy. The Deferred Charges are normally built up in twelve equal increments during the first policy year. Beginning on the second policy anniversary, incremental amounts are released by allocations back to the subaccounts on each anniversary until the tenth policy anniversary when all remaining Deferred Charges are released. All amounts in the Deferred Charges Account are held and interest credited to the policy at a minimum rate of 4 percent with CUNA Mutual Life Insurance Company crediting additional amounts at its discretion.

     Policy Fee: CUNA Mutual Life Insurance Company will incur first-year expenses upon issue of a policy, and will assess each policy a monthly policy fee to recover these expenses.

     Cost of Insurance and Additional Benefits Provided: CUNA Mutual Life Insurance Company will assume the responsibility for providing the insurance benefits provided in the policy. The cost of insurance will be determined each month based upon the applicable cost of insurance rates and the net amount at risk. The cost of insurance can vary from month to month since the determination of both the insurance rate and the net amount at risk depends upon a number of variables as described in the Account's prospectus.

     Variable Account Charges

     Mortality and Expense Risk Charge: CUNA Mutual Life Insurance Company will deduct daily a mortality and expense risk charge from the Account at an annual rate of 0.90% of the average daily net asset value of the Account. These charges will be deducted by CUNA Mutual Life Insurance Company in return for its assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued.

(4)  Investment Transactions

     The cost of shares purchased, including reinvestment of dividend distributions, during the year ended December 31, 2001, was as follows:

Money Market Fund.............................................. $7,505,304
Bond Fund......................................................  2,940,557
Global Governments Series......................................     52,888
High Income Fund...............................................    390,471
Balanced Fund..................................................  9,699,523
Growth and Income Stock Fund...................................  9,637,895
Capital Appreciation Stock Fund................................ 12,456,979
Mid-Cap Stock Fund.............................................  1,197,580
Emerging Growth Series.........................................  2,722,930
International Stock Portfolio..................................    893,240
Developing Markets Fund........................................     47,483

(5)  Unit Activity from Policy Transactions
     Transactions in units of each subaccount of the Account for the years ended December 31, 2001, 2000 and 1999, were as follows:


                                     Money                                               Global                     High
                                    Market                      Bond                   Governments                 Income
                                  Subaccount                 Subaccount                Subaccount                Subaccount
                              -------------------        -------------------       -------------------       -------------------
                               Type 1     Type 2         Type 1     Type 2          Type 1     Type 2         Type 1*    Type 2
Outstanding at
  December 31, 1998           187,877         --         130,013         --         59,926         --                        --
Sold                          263,945         --          42,671        107         18,188        106                       107
Repurchased                  (231,067)        --         (33,099)        --        (26,138)        --                        --
                             --------   --------         -------    -------      ---------    -------                   -------
Outstanding at
  December 31, 1999           220,755         --         139,585        107         51,976        106                       107
Sold                          450,205    426,805          29,408     14,555          5,954      1,239                    11,254
Repurchased                  (484,331)  (103,011)        (33,816)      (519)        (8,011)      (145)                     (662)
                             --------   --------         -------    -------      ---------    -------                   -------
Outstanding at
  December 31, 2000           186,629    323,794         135,177     14,143         49,919      1,200                    10,699
Sold                          136,762    469,259          62,927     94,778          3,805        465                    40,755
Repurchased                  (143,768)  (264,347)        (17,092)   (14,107)        (3,959)      (428)                   (3,640)
                             --------   --------         -------    -------      ---------    -------                   -------
Outstanding at
  December 31, 2001           179,623    528,706         181,012     94,814         49,765      1,237                    47,814
                             ========   ========         =======    =======      =========    =======                   =======


                                                                                         Capital
                                                             Growth and               Appreciation                 Mid-Cap
                                   Balanced                 Income Stock                  Stock                     Stock
                                  Subaccount                 Subaccount                Subaccount                Subaccount
                              -------------------        -------------------       -------------------       -------------------
                               Type 1     Type 2         Type 1     Type 2          Type 1     Type 2         Type 1*    Type 2
Outstanding at
  December 31, 1998         1,581,036         --       1,207,005         --      1,296,981         --                        --
Sold                          318,708      8,386         221,525      4,044        287,074      1,509                       447
Repurchased                  (305,776)      (116)       (181,747)       (65)      (250,228)       (28)                       (8)
                             --------   --------        --------    -------       --------   --------                   -------
Outstanding at
  December 31, 1999         1,593,968      8,270       1,246,783      3,979      1,333,827      1,481                       439
Sold                          200,206    209,955         172,603    341,335        344,611    185,309                    60,291
Repurchased                  (275,458)   (15,746)       (179,232)   (22,674)      (215,716)   (13,334)                   (4,447)
                             --------   --------        --------    -------       --------   --------                   -------
Outstanding at
  December 31, 2000         1,518,716    202,479       1,240,154    322,640      1,462,722    173,456                    56,283
Sold                          150,739    297,142         137,918    543,256        207,926    398,188                   109,177
Repurchased                  (200,221)   (53,163)       (168,230)  (230,953)      (211,918)  (116,040)                  (30,768)
                             --------   --------        --------    -------       --------   --------                   -------
Outstanding at
  December 31, 2001         1,469,234    446,458       1,209,842    634,943      1,458,730    455,604                   134,692
                             ========   ========        ========    =======       ========   ========                   =======


                                   Emerging                 International              Developing
                                    Growth                      Stock                    Markets
                                  Subaccount                 Subaccount                Subaccount
                              -------------------        -------------------      --------------------
                               Type 1     Type 2         Type 1     Type 2          Type 1*    Type 2
Outstanding at
  December 31, 1998           433,141         --         411,250         --                        --
Sold                          214,540        466         125,998        504                       118
Repurchased                  (111,422)       (12)        (90,747)        (7)                       --
                             --------   --------        --------    -------                   -------
Outstanding at
  December 31, 1999           536,259        454         446,501        497                       118
Sold                          243,927    131,762         206,728     57,534                    13,165
Repurchased                  (121,459)   (10,851)        (79,979)    (6,421)                   (1,946)
                             --------   --------        --------    -------                   -------
Outstanding at
  December 31, 2000           658,727    121,365         573,250     51,610                    11,337
Sold                          120,629    196,949          86,917     66,348                     9,644
Repurchased                  (114,019)   (65,447)        (94,944)   (29,809)                   (4,965)
                             --------   --------         -------    -------                   -------
Outstanding at
  December 31, 2001           665,337    252,867         565,223     88,149                    16,016
                             ========   ========         =======    =======                   =======

*This fund not available in this product type.

(6)  Condensed Financial Information

     The table below gives per unit information about the financial history of each subaccount for each period.

                                                           MONEY MARKET SUBACCOUNT
                                   2001                    2000                    1999                  1998          1997
                             -----------------       -----------------       -----------------           ----          ----
Unit Value:                   Type 1   Type 2         Type 1   Type 2         Type 1  Type 2**

  Beginning of period         $21.00   $10.50         $19.99   $10.00         $19.24   $10.00           $18.47        $17.73

  End of period                21.60    10.80          21.00    10.50          19.99    10.00            19.24         18.47

Net Assets at end of
  period (000s)               3,880    5,710

Units outstanding at
  end of period (000s)          180      529            187      324            221        0               188          142

Total return1                   2.9%     2.9%           5.1%     5.0%           3.9%     0.0%***          4.2%          4.1%

Investment income ratio2        3.61%    3.61%

Expense ratio3                  0.90%    0.90%


                                                               BOND SUBACCOUNT
                                   2001                    2000                    1999                  1998          1997
                             -----------------       -----------------       -----------------           ----          ----
Net asset value:              Type 1   Type 2         Type 1   Type 2         Type 1  Type 2**

  Beginning of period         $29.76   $10.72         $27.77   $10.00         $27.82   $10.00           $26.43       $24.82
  End of period                31.94    11.51          29.76    10.72          27.77    10.00            27.82        26.43
Net Assets at end of
  period (000s)               5,782    1,091

Units outstanding at
  end of period (000s)          181       95            135       14            140      0.1               130          115

Total return1                   7.3%     7.4%           7.2%     7.2%          (0.2%)    0.0%***          5.3%          6.5%

Investment income ratio2        6.22%    6.22%

Expense ratio3                  0.90%    0.90%


                                                        GLOBAL GOVERNMENTS SUBACCOUNT
                                   2001                    2000                    1999                  1998          1997
                             -----------------       -----------------       -----------------           ----          ----
Net asset value:              Type 1   Type 2         Type 1   Type 2         Type 1  Type 2**
  Beginning of period         $12.36   $10.39         $11.89   $10.00         $12.31   $10.00           $11.51       $11.74

  End of period                12.83    10.79          12.36    10.39          11.89    10.00            12.31        11.51

Net Assets at end of
  period (000s)                 639       13

Units outstanding at
  end of period (000s)           50        1             50        1             52      0.1                60           63

Total return1                   3.8%     3.8%           4.0%     3.9%          (3.4%)    0.0%***          6.9%         (2.0%)

Investment income ratio2        3.72%    3.72%

Expense ratio3                  0.90%    0.90%


                                                           HIGH INCOME SUBACCOUNT
                                   2001                    2000                    1999                 1998**        1997**
                             -----------------       -----------------       -----------------          ------        ------
Net asset value:              Type 1*  Type 2         Type 1*  Type 2         Type 1* Type 2**

  Beginning of period                  $9.56                  $10.03                  $10.00

  End of period                         9.66                    9.56                   10.03

Net Assets at end of
  period (000s)                          462

Units outstanding at
  end of period (000s)                    48                      11                     0.1

Total return1                            1.0%                   (4.7%)                   0.3%***

Investment income ratio2                 6.02%

Expense ratio3                           0.90%


                                                             BALANCED SUBACCOUNT
                                   2001                    2000                    1999                  1998          1997
                             -----------------       -----------------       -----------------           ----          ----
Net asset value:              Type 1   Type 2         Type 1   Type 2         Type 1  Type 2**

  Beginning of period         $50.80   $10.39         $49.35   $10.09         $43.49   $10.00           $38.69       $33.40

  End of period                48.80     9.98          50.80    10.39          49.35    10.09            43.49        38.69

Net Assets at end of
  period (000s)              71,695    4,456

Units outstanding at
  end of period (000s)        1,469      446          1,519      202          1,594        8             1,581        1,569

Total return1                  (3.9%)   (3.9%)          2.9%     3.0%          13.5%     0.9%***         12.4%         15.8%

Investment income ratio2        2.99%    2.99%

Expense ratio3                  0.90%    0.90%


                                                     GROWTH AND INCOME STOCK SUBACCOUNT
                                   2001                    2000                    1999                  1998          1997
                             -----------------       -----------------       -----------------           ----          ----
Net asset value:              Type 1   Type 2         Type 1   Type 2         Type 1  Type 2**

  Beginning of period         $81.96   $10.07         $82.04   $10.08         $70.17   $10.00           $60.02       $46.07

  End of period                72.53     8.91          81.96    10.07          82.04    10.08            70.17        60.02

Net Assets at end of
  period (000s)              87,752    5,657

Units outstanding at
  end of period (000s)        1,210      635          1,240      323          1,247        4             1,207        1,155

Total return1                 (11.5%)  (11.5%)         (0.1%)   (0.1%)         16.9%     0.8%***         16.9%         30.3%

Investment income ratio2        1.07%    1.07%

Expense ratio3                  0.90%    0.90%



                                                    CAPITAL APPRECIATION STOCK SUBACCOUNT
                                   2001                    2000                    1999                  1998          1997
                             -----------------       -----------------       -----------------           ----          ----
Net asset value:              Type 1   Type 2         Type 1   Type 2         Type 1  Type 2**
  Beginning of period         $32.70   $10.73         $31.64   $10.38         $25.49   $10.00           $21.27       $16.31

  End of period                29.45     9.66          32.70    10.73          31.64    10.38            25.49        21.27

Net Assets at end of
  period (000s)              42,957    4,401

Units outstanding at
  end of period (000s)        1,459      456          1,463      173          1,334        1             1,297        1,192

Total return1                  (9.9%)  (10.0%)          3.4%     3.4%          24.1%     3.8%***         19.9%         30.4%

Investment income ratio2        0.10%    0.10%

Expense ratio3                  0.90%    0.90%


                                                          MID-CAP STOCK SUBACCOUNT
                                   2001                    2000                    1999                 1998**        1997**
                             -----------------       -----------------       -----------------          ------        ------
Net asset value:              Type 1*  Type 2         Type 1*  Type 2         Type 1* Type 2**

  Beginning of period                 $12.76                  $10.39                  $10.00

  End of period                        14.05                   12.76                   10.39

Net Assets at end of
  period (000s)                        1,893

Units outstanding at
  end of period (000s)                   135                      56                     0.4

Total return1                           10.1%                   22.8%                    3.9%***

Investment income ratio2                 1.07%

Expense ratio3                           0.90%


                                                         EMERGING GROWTH SUBACCOUNT
                                   2001                    2000                    1999                  1998          1997
                             -----------------       -----------------       -----------------           ----          ----
Net asset value:              Type 1   Type 2         Type 1   Type 2         Type 1  Type 2**

  Beginning of period         $22.67    $9.92         $28.46   $12.47         $16.24   $10.00           $12.21       $10.11

  End of period                14.94     6.54          22.67     9.92          28.46    12.47            16.24        12.21

Net Assets at end of
  period (000s)               9,938    1,654

Units outstanding at
  end of period (000s)          665      253            659      121            536      0.5               433          332

Total return1                 (34.1%)  (34.1%)%       (20.3%)  (20.4%)         75.2%    24.7%***         33.0%         20.8%

Investment income ratio2        0.00%    0.00%

Expense ratio3                  0.90%    0.90%


                                                       INTERNATIONAL STOCK SUBACCOUNT
                                   2001                    2000                    1999                  1998          1997
                             -----------------       -----------------       -----------------           ----          ----
Net asset value:              Type 1   Type 2         Type 1   Type 2         Type 1  Type 2**

  Beginning of period         $15.24    $9.22         $18.71   $11.33         $14.16   $10.00           $12.33       $12.07

  End of period                11.74     7.11          15.24     9.22          18.71    11.33            14.16        12.33

Net Assets at end of
  period (000s)               6,638      627

Units outstanding at
  end of period (000s)          565       88            573       52            447      0.5               411          361

Total return1                 (23.0%)  (22.9%)        (18.5%)  (18.6%)         32.1%    13.3%***         14.8%          2.2%

Investment income ratio2        1.98%    1.98%

Expense ratio3                  0.90%    0.90%


                                                        DEVELOPING MARKETS SUBACCOUNT
                                   2001                    2000                    1999                 1998**        1997**
                             -----------------       -----------------       -----------------          ------        ------
Net asset value:              Type 1*  Type 2         Type 1*  Type 2         Type 1* Type 2**
  Beginning of period                  $7.09                  $10.53                  $10.00

  End of period                         6.46                    7.09                   10.53

Net Assets at end of
  period (000s)                          103

Units outstanding at
  end of period (000s)                    16                      11                     0.1

Total return1                           (8.9%)                 (32.7%)                   5.3%***

Investment income ratio2                 0.85%

Expense ratio3                           0.90%

     *This fund not available in this product type.

     **The VULII product inception date was November 8, 1999, with all subaccounts starting with a $10.00 unit price.

     ***Not annualized.

     1These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

     2These amounts represent dividend income, excluding capital gain distributions, received by the subaccount from the underlying mutual fund divided by the average net assets. These ratios exclude adverse mortality and expense charges that result in direct reductions in the unit values. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

     3These ratios represent the annualized contract expenses of the separate account, consisting of adverse mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Other charges made directly to contract owner accounts and expenses of the underlying fund are excluded.

                        CUNA MUTUAL LIFE VARIABLE ACCOUNT
                        Report of Independent Accountants

To the Board of Directors of CUNA Mutual Life Insurance Company and Contract Owners of CUNA Mutual Life Variable Account

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the CUNA Mutual Life Variable Account (comprising, respectively, the Money Market, Bond, Global Governments, High Income, Balanced, Growth and Income Stock, Capital Appreciation Stock, Mid-Cap Stock, Emerging Growth, International Stock and Developing Markets Subaccounts) as of December 31, 2001, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the CUNA Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 2001 with Ultra Series Fund, T. Rowe Price International Series, Inc., MFS Variable Insurance Trust, Oppenheimer Variable Account Funds and Franklin Templeton Variable Insurance Products Trust, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
February 8, 2002